Basis of Presentation (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Dillco Fluid Service Inc at Kansas [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Enservco	100% by Enservco
Business Acquisition, Description of Acquired Entity	Oil and natural gas field fluid logistic.	Oil and natural gas field fluid logistic services primarily in the Hugoton Basin in western Kansas and northwestern Oklahoma.
Heat Waves Hot Oil Services LLC at Colorado [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Dillco	100% by Dillco
Business Acquisition, Description of Acquired Entity	Oil and natural gas well services, including logistics and stimulation.	Oil and natural gas well services, including logistics and stimulation
HE Services LLC at Nevada [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Heat Waves	100% by Heat Waves
Business Acquisition, Description of Acquired Entity	No active business operations. Owns construction equipment used by Heat Waves.	No active business operations. Owns construction equipment held for sale by Heat Waves.
Real GC LLC at Colorado [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Heat Waves	100% by Heat Waves
Business Acquisition, Description of Acquired Entity	No active business operations. Owns real property in Garden City, Kansas that is utilized by Heat Waves.	No active business operations. Owns real property in Garden City, Kansas that is utilized by Heat Waves.
Trinidad Housing LLC at Colorado [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Dillco.	100% by Dillco.
Business Acquisition, Description of Acquired Entity	No active business operations.	No active business operations.
Enservco Frac Services LLC at Delaware [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Enservco	100% by Enservco
Business Acquisition, Description of Acquired Entity	No active business operations.	No active business operations.
Aspen Gold Mining Company at Colorado [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Enservco	100% by Enservco
Business Acquisition, Description of Acquired Entity	No active business operations.	No active business operations.
Heat Waves LLC at Colorado [Member]
Business Acquisition, Percentage of Voting Interests Acquired, Description	100% by Dillco	100% by Dillco
Business Acquisition, Description of Acquired Entity	No active business operations.	No active business operations